Accrued liabilities	12 Months Ended
Dec. 31, 2017
Accrued liabilities
Accrued liabilities

15.  Accrued liabilities

a)  An analysis of accrued liabilities at December 31, 2017 and 2016 is as follows:

	2017		2016
Fuel and traffic accrued expenses	Ps.	1,106,913	Ps.	922,607
Maintenance and aircraft parts accrued expenses	194,366		130,897
Sales, marketing and distribution accrued expenses	143,758		102,880
Maintenance deposits	132,519		179,288
Salaries and benefits	114,781		170,994
Accrued administrative expenses	90,459		80,981
Aircraft and engine lease extension benefit (Note 1j)	83,047		85,124
Deferred revenue from VClub membership	76,261		32,771
Information and communication accrued expenses	44,638		32,950
Supplier services agreement	10,634		6,333
Depositary services benefit	1,473		2,068
Advances from travel agencies	650		1,536
Others	51,474		37,010

	Ps.	2,050,973	Ps.	1,785,439

b)  Accrued liabilities long-term:

	2017		2016
Aircraft and engine lease extension benefit (Note 1j)	Ps.	107,400	Ps.	127,831
Supplier services agreement	77,174		4,350
Depositary services benefit	—		1,473
Other	15,274		36,154

	Ps.	199,848	Ps.	169,808

c)  An analysis of other liabilities is as follows:

	Balance as of January 1, 2017		Increase for the year		Payments		Unwinding discount*		Balance as of December 31, 2017
Aircraft lease return obligation	Ps.	410,060	Ps.	960,548	Ps.	859,659	Ps.	22,566	Ps.	488,383
Employee profit sharing (Note 16)	10,695		8,342		9,974		—		9,063

	Ps.	420,755	Ps.	968,890	Ps.	869,633	Ps.	22,566	Ps.	497,446

Short-term maturities									Ps.	280,744

Long-term									Ps.	216,702

*Discount rate adjustment

	Balance as of January 1, 2016		Increase for the year		Payments		Unwinding discount*		Balance as of December 31, 2016
Aircraft lease return obligation	Ps.	149,326	Ps.	1,038,764	Ps.	765,023	Ps.	13,007	Ps.	410,060
Employee profit sharing (Note 16)	10,173		9,967		9,445		—		10,695

	Ps.	159,499	Ps.	1,048,731	Ps.	774,468	Ps.	13,007	Ps.	420,755

Short-term maturities									Ps.	284,200

Long-term									Ps.	136,555

*Discount rate adjustment

During the years ended December 31, 2017, 2016 and 2015 no cancellations, or write-offs related to these liabilities were recorded.